Concentrations	6 Months Ended
Jul. 31, 2012
Concentrations [Abstract]
Concentrations

Note 10 - Concentrations

The suppliers comprising 5% or more of the Company's cost of sales for the three months ended July 31, 2012 and 2011 are listed below (in thousands).

	July 31, 2012		July 31, 2011
Total cost of sales	$493	100%	$46	100%

Supplier concentration:
Canterbury Coffee Corporation	3	1%	18	39%
Marley Coffee Ltd.	316	64%	-	-
National C.S. & V., LLC	35	7%	22	48%
National Coffee Roasters, LLC	123	25%	-	-
Total supplier costs	477	97%	40	87%

Other costs	16	3%	6	13%

Total cost of sales	$493	100%	$46	100%

The suppliers comprising 5% or more of the Company's cost of sales for the six months ended July 31, 2012 and 2011 are listed below (in thousands).

	July 31, 2012		July 31, 2011
Total cost of sales	$727	100%	$69	100%

Supplier concentration:
Canterbury Coffee Corporation	37	5%	39	57%
Marley Coffee Ltd.	347	48%	-	-
National C.S. & V., LLC	91	13%	22	32%
National Coffee Roasters, LLC	221	30%	-	-
Total supplier costs	696	96%	61	89%

Other costs	31	4%	8	11%

Total cost of sales	$727	100%	$69	100%

A significant portion of the Company's purchases is derived from a limited number of supplier/fulfillment parties. The loss of one or more of the Company's significant suppliers could adversely affect its operations. For the six months ended July 31, 2012, two suppliers accounted for approximately $568,000 or 78% of the total product costs of approximately $727,000 recorded in cost of revenue. For the six months ended July 31, 2011, two suppliers accounted for approximately $61,000 or 89% of the total product costs of approximately $69,000 recorded in cost of revenue.